Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have never granted, and have no plans to grant, equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our Compensation Committee has historically granted such awards on a predetermined annual schedule. We also periodically grant off-cycle equity awards in connection with specific circumstances such as new hires or replacement grants. During 2024, no equity awards were granted to covered persons within four business days preceding or one business day after the filing of any Form 10-K, 10-Q or 8-K disclosing material nonpublic information.

Award Timing Method	we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our Compensation Committee has historically granted such awards on a predetermined annual schedule. We also periodically grant off-cycle equity awards in connection with specific circumstances such as new hires or replacement grants. During 2024, no equity awards were granted to covered persons within four business days preceding or one business day after the filing of any Form 10-K, 10-Q or 8-K disclosing material nonpublic information
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false